Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions - Schedule of Related Party Balances (Details) [Line Items]
Accrued expenses	$ 281	$ 147
Operating lease liabilities due to related parties	107
Other non-current liabilities due to related parties	628	628
Nobel Consumer Corporation [Member]
Related Party Transactions - Schedule of Related Party Balances (Details) [Line Items]
Loan from related parties	2,558	1,706
Accrued expenses	116	64
Fu-Feng Kuo [Member]
Related Party Transactions - Schedule of Related Party Balances (Details) [Line Items]
Loan from related parties	1,383	2,018
Accrued expenses	92	53
Operating lease liabilities due to related parties	7
Other non-current liabilities due to related parties	62	62
Panatoz Corporation [Member]
Related Party Transactions - Schedule of Related Party Balances (Details) [Line Items]
Loan from related parties	1,760	1,336
Accrued expenses	55	21
Operating lease liabilities due to related parties	21	65
Zhao Jian Fu Co., Ltd.[Member]
Related Party Transactions - Schedule of Related Party Balances (Details) [Line Items]
Loan from related parties	475	455
Accrued expenses	18	9
Operating lease liabilities due to related parties	79	110
Related Party [Member]
Related Party Transactions - Schedule of Related Party Balances (Details) [Line Items]
Loan from related parties	6,176	5,515
Operating lease liabilities due to related parties	107	175
Ju-Ting Chen [Member]
Related Party Transactions - Schedule of Related Party Balances (Details) [Line Items]
Other non-current liabilities due to related parties	$ 566	$ 566